Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO Joseph W. Dziedzic ($)	Compensation Actually Paid to PEO Joseph W. Dziedzic(2) ($)	Summary Compensation Table Total for PEO Payman Khales ($)	Compensation Actually Paid to PEO Payman Khales(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($)	Organic Sales Growth(5) (%)
							Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)
2025	8,671,332	(5,377,560)	3,211,860	(1,660,895)	1,903,359	470,718	96.60	116.30	102,808	6.4
2024	8,675,379	23,575,569	—	—	1,979,423	3,664,889	163.22	108.93	119,896	7.3
2023	8,738,497	25,228,291	—	—	1,969,459	2,431,453	122.03	100.29	90,650	15.0
2022	11,495,237	9,908,982	—	—	2,010,130	1,937,603	84.32	97.17	66,377	6.5
2021	6,922,075	5,987,158	—	—	1,456,322	1,337,867	105.42	121.04	96,808	13.2

Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for 2025, 2024, 2023, 2022 and 2021:

Year	PEO	Non-PEO NEOs
2025	Joseph W. Dziedzic, Payman Khales	Diron Smith, Lindsay K. Blackwood, Andrew Senn and Jim Stephens
2024	Joseph W. Dziedzic	Diron Smith, John Harris, Payman Khales and Jim Stephens
2023	Joseph W. Dziedzic	Diron Smith, Payman Khales, McAlister Marshall, Kirk Thor, Jason K. Garland and Jennifer M. Bolt
2022	Joseph W. Dziedzic	Jason K. Garland, Jennifer M. Bolt, Carter Houghton and Payman Khales
2021	Joseph W. Dziedzic	Jason K. Garland, Joel Becker, Jennifer M. Bolt and Payman Khales

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return column shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested on December 31, 2020 in the iShares US Medical Devices EFT, which aligns with the Peer Group used in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount		$ 8,675,379	$ 8,738,497	$ 11,495,237	$ 6,922,075
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) does not necessarily reflect compensation actually earned, realized, or received by the PEO or the non-PEO NEOs, but reflects adjustments made to the Summary Compensation Table totals for the PEO and non-PEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. The valuation assumptions used to calculate fair value, or change in fair value, as applicable, were made in accordance with FASB ASC Topic 718 and the valuation assumptions did not materially differ from those disclosed at the time of the grant.

Summary Compensation Table Total to CAP Reconciliation
	Fiscal Year 2025
Names	Reported Summary Compensation Table Total ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)(i)	Compensation Actually Paid ($)
Joseph W. Dziedzic	8,671,332	5,999,951	(8,048,941)	(5,377,560)
Payman Khales	3,211,860	2,149,878	(2,722,877)	(1,660,895)
Average for Non-PEO NEOs	1,903,359	1,124,887	(307,754)	470,718
(i)The equity award adjustments were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
	Fiscal Year 2025
Names	Year End Fair Value of Awards Granted in the Year that remain Outstanding and Unvested as of the last day of the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Change in Fair Value of Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
Joseph W. Dziedzic	3,173,418	(11,236,620)	—	14,261	—	(8,048,941)
Payman Khales	1,437,788	(4,167,788)	—	7,123	—	(2,722,877)
Average for Non-PEO NEOs	630,930	(940,367)	—	1,683	—	(307,754)

Non-PEO NEO Average Total Compensation Amount	$ 1,903,359
Non-PEO NEO Average Compensation Actually Paid Amount	$ 470,718
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between PEO & Average Non-PEO NEO CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO & Average Non-PEO NEO CAP and Organic Sales Growth
Total Shareholder Return Vs Peer Group
Tabular List, Table

Organic Sales Growth
Relative TSR
STI AOI

Total Shareholder Return Amount	$ 96.60	163.22	122.03	84.32	105.42
Peer Group Total Shareholder Return Amount	116.30	108.93	100.29	97.17	121.04
Net Income (Loss)	$ 102,808,000	$ 119,896,000	$ 90,650,000	$ 66,377,000	$ 96,808,000
Company Selected Measure Amount	0.064	0.073	0.150	0.065	0.132
PEO Name		Joseph W. Dziedzic	Joseph W. Dziedzic	Joseph W. Dziedzic	Joseph W. Dziedzic
Additional 402(v) Disclosure	The Total Shareholder Return column shows the value at each year end (including dividend reinvestment, to the extent applicable) of $100 invested in our common stock on December 31, 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Sales Growth
Non-GAAP Measure Description	Organic Sales Growth is reported sales growth adjusted to remove the impact of foreign currency, acquisitions and strategic exits. To calculate the impact of foreign currency on sales growth rates, we convert any sale made in a foreign currency by converting current period sales into prior period sales using the exchange rate in effect at that time and then compare the two, negating any effect foreign currency had on our transactional revenue. For acquisitions, we exclude the impact on the growth rate attributable to the contribution of acquisitions in all periods where there were no comparable sales. For strategic exits, for all periods presented we exclude the impact on the growth rate attributable to sales from the market being exited.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	STI AOI
Joseph W. Dziedzic [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,671,332
PEO Actually Paid Compensation Amount	$ (5,377,560)	$ 23,575,569	$ 25,228,291	$ 9,908,982	$ 5,987,158
PEO Name	Joseph W. Dziedzic
Payman Khales [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,211,860
PEO Actually Paid Compensation Amount	$ (1,660,895)
PEO Name	Payman Khales
PEO | Joseph W. Dziedzic [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,999,951)
PEO | Joseph W. Dziedzic [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,048,941)
PEO | Joseph W. Dziedzic [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,173,418
PEO | Joseph W. Dziedzic [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,236,620)
PEO | Joseph W. Dziedzic [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph W. Dziedzic [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,261
PEO | Joseph W. Dziedzic [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Payman Khales [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,149,878)
PEO | Payman Khales [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,722,877)
PEO | Payman Khales [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,437,788
PEO | Payman Khales [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,167,788)
PEO | Payman Khales [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Payman Khales [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,123
PEO | Payman Khales [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,124,887)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,754)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,930
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(940,367)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,683
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0